SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
Summary of share option activity

	Number of shares	Weighted average exercise price		Weighted average remaining contractual life (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2014	5,241,424	US$	22.71
Granted	1,304,064	US$	30.80
Exercised	736,010	US$	14.29
Forfeited	120,884	US$	25.72
Outstanding at December 31, 2014	5,688,594	US$	25.59	3.50	US$	58,349
Vested and expected to vest at December 31, 2014	5,440,281	US$	25.42	3.45	US$	56,716
Exercisable at December 31, 2014	3,046,339	US$	22.32	2.53	US$	41,210

Summary of non-vested share option activity

	Number of shares	Weighted average grant-date fair value (per share)
Non-vested at January 1, 2014	2,727,856	US$	10.74
Granted	1,304,064	US$	11.59
Vested	1,268,781	US$	10.55
Forfeited	120,884	US$	10.04
Non-vested at December 31, 2014	2,642,255	US$	11.28
Expected to vest at December 31, 2014	2,393,942	US$	11.29